FINANCIAL INSTRUMENTS - Analysis of Age of Trade Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Trade receivables	$ 162,235	$ 133,176
Allowance for expected credit loss	1,268	909
Past due accounts not impaired
Disclosure of financial assets [line items]
Trade receivables	23,437	17,324
Current | Current
Disclosure of financial assets [line items]
Trade receivables	138,798	115,853
1 – 30 days past due | Past due accounts not impaired
Disclosure of financial assets [line items]
Trade receivables	15,257	13,602
31 – 60 days past due | Past due accounts not impaired
Disclosure of financial assets [line items]
Trade receivables	2,798	1,604
61 – 90 days past due | Past due accounts not impaired
Disclosure of financial assets [line items]
Trade receivables	1,299	956
Over 90 days past due | Past due accounts not impaired
Disclosure of financial assets [line items]
Trade receivables	4,083	1,162
Gross carrying amount
Disclosure of financial assets [line items]
Trade receivables	$ 163,503	$ 134,086